Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Banking Portfolio - Select Banking Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883